UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2002
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Advance Capital Management, Inc.
Address:  	One Towne Square, Suite 444
            Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Cappelli
Title:    Vice-President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

/s/ Robert J. Cappelli                       Southfield, MI   	   08/06/02
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[  ]  13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                       Name
               28-115                       T. Rowe Price
     ----------------------------         ------------------
     [Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:           78
                                          -----------------
Form 13F Information Table Value Total:   $     50,156
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]

                                   SUMMARY TABLE
                                   June 30, 2002

                                     TITLE              VALUE                                         VOTING
                                     OF                 IN        SHARES/ SH/  PUT/  INVESTMT         AUTHORITY
       NAME OF ISSUER                CLASS   CUSIP      $1,000'S  PRN AMT PRN  CALL  DSCRETN   MGRS   SOLE
AA     ALCOA                         COM     13817101         27      800 SH         SOLE                  800
ABT    ABBOTT LABORATORIES           COM     002824100       429   11,400 SH         SOLE               11,400
ADBE   ADOBE                         COM     00724F101       225    7,900 SH         SOLE                7,900
ADRX   ANDRX                         COM     034553107       127    4,700 SH         SOLE                4,700
AIG    AMERICAN INTERNATIONAL GROUP  COM     026874107     1,325   19,420 SH         SOLE               19,420
ALTR   ALTERA                        COM     9734406         167   12,300 SH         SOLE               12,300
AMAT   APPLIED MATERIALS             COM     038222105       398   20,900 SH         SOLE               20,900
AMGN   AMGEN                         COM     031162100       997   23,800 SH         SOLE               23,800
AOL    AOL TIME WARNER               COM     02364J104       595   40,450 SH         SOLE               40,450
BA     BOEING                        COM     097023105       315    7,000 SH         SOLE                7,000
BAC    BANKAMERICA                   COM     06605F102     1,147   16,300 SH         SOLE               16,300
BK     BANK OF NEW YORK              COM     064057102        14      400 SH         SOLE                  400
BLS    BELLSOUTH                     COM     079860102       469   14,900 SH         SOLE               14,900
BMET   BIOMET                        COM     90613100        325   12,000 SH         SOLE               12,000
BMY    BRISTOL-MYERS SQUIBB          COM     110122108       411   16,000 SH         SOLE               16,000
BUD    ANHEUSER BUSCH                COM     035229103        40      800 SH         SOLE                  800
C      CITIGROUP                     COM     172967101     1,656   42,730 SH         SOLE               42,730
CAH    CARDINAL HEALTHCARE           COM     14149Y108        78    1,265 SH         SOLE                1,265
CAT    CATERPILLAR                   COM     149123101        24      500 SH         SOLE                  500
CEFT   CONCORD EFS                   COM     206197105       518   17,200 SH         SOLE               17,200
CMCSK  COMCAST                       COM     200300200       485   20,700 SH         SOLE               20,700
COST   COSTCO                        COM     22160Q102        31      800 SH         SOLE                  800
CSCO   CISCO SYSTEMS                 COM     17275R102     1,989  142,580 SH         SOLE              142,580
CTAS   CINTAS                        COM     172908105       296    6,000 SH         SOLE                6,000
CTXS   CITRIX SYSTEMS                COM     177376100        43    7,200 SH         SOLE                7,200
DD     DU PONT (E.I.) DE NEMOURS     COM     263534109       408    9,200 SH         SOLE                9,200
DELL   DELL COMPUTER                 COM     247025109     1,252   47,900 SH         SOLE               47,900
DIS    DISNEY (WALT) CO.             COM     254687106       332   17,550 SH         SOLE               17,550
DOW    DOW CHEMICAL                  COM     260543103        21      600 SH         SOLE                  600
DUK    DUKE POWER                    COM     264399106        23      749 SH         SOLE                  749
EMC    EMC CORP                      COM     268648102       140   18,500 SH         SOLE               18,500
F      FORD MOTOR COMPANY            COM     345370100       358   22,375 SH         SOLE               22,375
FNM    FEDERAL NATIONAL MTGE ASSOC.  COM     313586109       686    9,300 SH         SOLE                9,300
GCI    GANNETT                       COM     364730101        30      400 SH         SOLE                  400
GE     GENERAL ELECTRIC              COM     369604103     2,445   84,160 SH         SOLE               84,160
GENZ   GENZYME                       COM     372917104       144    7,500 SH         SOLE                7,500
GM     GENERAL MOTORS                COM     370442105        28      531 SH         SOLE                  531
HD     HOME DEPOT                    COM     437076102       779   21,200 SH         SOLE               21,200
IBM    INTL BUS MACHINES             COM     459200101     1,030   14,300 SH         SOLE               14,300
INTC   INTEL                         COM     458140100     2,415  132,200 SH         SOLE              132,200
JDSU   JDS UNIPHASE                  COM     466125101       125   46,400 SH         SOLE               46,400
JNJ    JOHNSON & JOHNSON             COM     478160104     1,212   23,200 SH         SOLE               23,200
JPM    J. P. MORGAN                  COM     616880100       182    5,355 SH         SOLE                5,355
JWN    NORDSTROMS                    COM     655664100        10      460 SH         SOLE                  460
KO     COCA-COLA COMPANY             COM     191216100     1,081   19,300 SH         SOLE               19,300
LLTC   LINEAR TECHNOLOGY             COM     535678106       434   13,800 SH         SOLE               13,800
LLY    LILLY (ELI) & CO.             COM     532457108       536    9,500 SH         SOLE                9,500
LU     LUCENT TECHNOLOGIES           COM     549463107         1      800 SH         SOLE                  800
MCD    MCDONALDS                     COM     580135101       356   12,500 SH         SOLE               12,500
MDT    MEDTRONIC                     COM     585055106       553   12,900 SH         SOLE               12,900
MEDI   MEDIMMUNE                     COM     584699102       206    7,800 SH         SOLE                7,800
MRK    MERCK                         COM     589331107       896   17,700 SH         SOLE               17,700
MSFT   MICROSOFT                     COM     594918104     5,477  101,200 SH         SOLE              101,200
MWD    MORGAN STANLEY DEAN WITTER    COM     617446448       405    9,400 SH         SOLE                9,400
MXIM   MAXIM INTEGRATED              COM     57772K101       598   15,600 SH         SOLE               15,600
ONE    BANK ONE                      COM     06423A103        16      405 SH         SOLE                  405
ORCL   ORACLE SYSTEMS                COM     68389X105     1,115  117,700 SH         SOLE              117,700
PAYX   PAYCHEX                       COM     704326107       330   10,550 SH         SOLE               10,550
PFE    PFIZER                        COM     717081103     1,756   50,175 SH         SOLE               50,175
PG     PROCTOR & GAMBLE              COM     742718109     1,063   11,900 SH         SOLE               11,900
QCOM   QUALCOMM                      COM     747525103       889   32,350 SH         SOLE               32,350
RD     ROYAL DUTCH PETROLEUM - ADR   COM     780257804       951   17,200 SH         SOLE               17,200
SBC    SBC COMMUNICATIONS            COM     78387G103       767   25,149 SH         SOLE               25,149
SEBL   SEIBEL SYSTEMS                COM     826170102       297   20,900 SH         SOLE               20,900
SGP    SCHERING-PLOUGH               COM     806605101       315   12,800 SH         SOLE               12,800
STT    STATE STREET BOSTON           COM     857477103        79    1,760 SH         SOLE                1,760
SUNW   SUN MICROSYSTEMS              COM     866810104       355   70,900 SH         SOLE               70,900
TXN    TEXAS INSTRUMENTS             COM     882508104       393   16,600 SH         SOLE               16,600
TYC    TYCO INTL                     COM     92857W100       185   13,700 SH         SOLE               13,700
VOD    VODAFONE                      COM     92857T107         9      675 SH         SOLE                  675
VZ     VERIZON                       COM     92343V104       853   21,246 SH         SOLE               21,246
WEC    WISCONSIN ENERGY CORP         COM     976657106         7      275 SH         SOLE                  275
WFC    WELLS FARGO                   COM     949746101       786   15,700 SH         SOLE               15,700
WMT    WAL-MART STORES               COM     931142103     2,041   37,100 SH         SOLE               37,100
WYE    WYETH                         COM     983024100       604   11,800 SH         SOLE               11,800
XLNX   XILINX                        COM     983919101       339   15,100 SH         SOLE               15,100
XOM    EXXON MOBIL                   COM     30231G102     2,319   56,672 SH         SOLE               56,672
TXN    TEXAS INSTRUMENTS             COM     882508104       393   16,600 SH         SOLE               16,600

       TOTAL                                              50,156


       * PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS
         THE SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE
         CAPITAL I BALANCED FUND AND EQUITY GROWTH FUND.
         THEY HAVE FILED THESE SECURITIES ON OUR BEHALF
         ON THEIR FORM 13F REPORT.